SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 46 - SUBSEQUENT EVENTS

46.1– Change in the Presidency

In January 2021, Wilson Ferreira Junior submitted a letter of resignation from the position of President of Eletrobras, for personal reasons, with the effective resignation of the said position on March 16, 2021. Wilson Ferreira Junior will remain as a member of the Board of Directors.

On March 15, 2021, the Board of Directors appointed Eletrobras' Chief Financial and Investor Relations Officer, Elvira Cavalcanti Presta, to act interim and cumulatively, from March 16, 2021, the position of President of Eletrobras until the Board of Directors concludes the succession process, elects the new President and there is effective tenure in the position.

46.2- Purchase of SPEs for the Complexo Eólico Pindaí I, II e III - Chesf

In January 2021, Chesf completed the purchase of all the shares belonging to Sequoia Capital Ltda., In the SPEs of the Complexo Eólico Pindaí I, II e III. For the abovementioned purchase, Chesf paid the amount of R$ 20,614, of which R$ 15,608 directly to Sequóia and R$ 5,006 to settle pending issues for Sequoia's capital in SPE Tamanduá Mirim 2 Energia SA. In March 2021 Extraordinary General Meetings (AGE) of the Shareholders of Chesf and the Shareholders of the 11 SPEs were held and both approved the incorporation of these SPEs by Chesf.

46.3- Special Reserve

In January 2021, the Board of Directors decided to pay, as interim dividends, the total amount of R$ 2,291,888, to the account of the reversal of the entire balance of the Special Reserve for Retained Dividends, which was constituted upon approval by the 59th Ordinary General Meeting that decided on the allocation of the results for the year ended December 31, 2018. The decision to distribute the Interim Dividends results from the review of the Company's financial situation and liquidity.

46.4- Transactions between Related Parties

In February 2021, the companies Eletronorte, Furnas, Chesf, signed the third amendment to the contract for the transfer of use of the infrastructure for the transmission system of electric energy and optical fibers to be made available, and other covenants, which has as object the assignment of use, against payment, of the electricity transmission system infrastructure, as well as of optical fibers contained in the OPGW (Optical Ground Wire) cables installed in the transmission lines owned by Eletronorte, Chesf and Furnas. The amounts of the abovementioned transaction for Eletronorte, Furnas and Chesf are R$ 73,082, R$ 66,027 and R$ 88,443, respectively.

46.5 – Fund Raising – Eletronorte

In March 2021 Eletronorte signed an Additive to the Bank Credit Card, concluded with Banco Bradesco S.A. in the amount of R$ 1 billion. The Additive changes the amortization period from 12 to 48 months, from its signature, and its maturity to March 19, 2025, with a reduction in the interest rate to CDI + 2.15% per year, monthly payments and half-yearly interest during the 12-month grace period. The operation enabled Eletronorte to extend the payment period, as well as reduce the average cost of debt. In addition, the operation will no longer be guaranteed by Eletrobras and no other guarantees will be offered.

46.6 Hydrological Risk

On March 30, 2021, ANEEL accepted Furnas' appeal on Normative Resolution 895/2020, thus generating, as an immediate effect, the need for an eel's issue of a new Normative Resolution that alters its text, adhering to the decision of the board of ANEEL. The decision allows generation concessionaires to receive compensation for the years 2012, 2013 and 2014. Therefore, ANEEL will request CCEE to recalculate the GSF values of the companies, which will be reflected in the extension of granting the concessions. On April 13, 2021, ANEEL Normative Resolution No. 930/2021 was published, amending Normative Resolution 895/2020. There is still no definition of whether the deadlines set out in Normative Resolution 895/2020 will be observed in the new recalculation procedure.

46.7 - Reprofiling of the financial component of RBSE

In April 2021, ANEEL approved the re-profiling of RBSE's financial component of Subsidiaries Furnas, Eletronorte, CGT Eletrosul and CHESF. The decision provides a reduction in the payment curve of the values related to the periodic review of the RAPs associated with transmission facilities for the 2021/2022 and 2022/2023 cycles and an increases the payment flow in the cycles after 2023, extending such installments until the cycle 2027/2028, preserving, however, the remuneration by the WACC. Although, the same decision by ANEEL that promoted the re-profiling of the financial component, recognized the right of the transmission companies to obtain the amounts whose payment was suspended in court, plus the amounts to the RAPs, also as a financial component of RBSE.

46.8 Dividend Payment

In April 2021, the proposal for the payment of Dividends in the amount of R$ 1,507,138 to the Company’s shareholders holding class “A” and class “B” preferred shares and common shares was approved by the 61st Annual General Meeting, as per provided for in the Company's Bylaws.

46.9 - Issuance of Debentures – Eletrobras

In April 2021, it was approved its 3rd issue of simple unsecured bond in 2 series, of unsecured type for public distribution with restricted efforts, under the terms of CVM Instruction 476, of January 16, 2009, as of 2,700 Debentures, of which: (i) 1,200 bonds of the first series and (ii) 1,500 Debentures of the second series, totaling R $ 2,700,000 on the issue date, observing that the Issuance of the Debentures of the Second Series will be carried out under the terms of article 2 of Law no. 12,431. The net funds raised by Eletrobras through the Issuance of the First Series Debentures will be used to reinforce cash for use in the ordinary course of the Company's business; and (ii) the Second Series bonds will be used exclusively for future payments or reimbursement of expenses, expenses or debts related to the implementation of the thermonuclear plant “Angra 3”.

46.10 Eletrobras President

In April 2021, the Eletrobras Board of Directors elected Mr. Rodrigo Limp Nascimento to the position of Chief Executive Officer at Eletrobras, that started on May 3, 2021.